U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.
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   1.   Name and address of issuer:
                         John Hancock Sovereign Bond Fund
                         101 Huntington Avenue
                         Boston, Massachusetts  02199-7603
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   2.   Name of each series or class of funds for which this notice is filed:
                         John Hancock Sovereign Bond Fund

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   3.   Investment Company Act File Number:
                         811-2402
        Securities Act File Number:
                         2-48925
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   4.   Last day of fiscal year for which this notice is filed
                         May 31, 1997

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   5.   Check box if this  notice is being  filed  more than 180 days  after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                       [   ]

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   6.   Date of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6):

                         N/A

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   7.   Number and amount of  securities  of the same class or series  which had been registered  under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior  fiscal  year,  but which  remained  unsold at the beginning of the fiscal year:
                                     - shares
                        $            -
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   8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                             2,064,968 shares
                        $   31,552,711
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   9.   Number and aggregate sales price of securities sold during the fiscal year:

                            16,735,693 shares
                        $  247,237,272
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  10.   Number and aggregate  sales price of  securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                            14,670,725 shares
                        $  215,684,561
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  11.   Number and aggregate sales price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                             2,299,137 shares
                         $  33,902,731
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  12.   Calculation of registration fee:

          (i)   Aggregate sale price of securities sold during the fiscal
                year in reliance on rule 24f-2 (from Item 10):                          $    215,684,561
                                                                                         ---------------

          (ii)  Aggregate price of shares issued in connection with
                dividend reinvestment plans (from Item 11, if applicable):              +     33,902,731
                                                                                         ---------------

          (iii) Aggregate price of shares redeemed or repurchased during
                the fiscal year (if applicable):                                        -    323,390,317
                                                                                         ---------------

          (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
                rule 24e-2 (if applicable):                                             +           -
                                                                                         ---------------

          (v)   Net  aggregate  price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                                                             (73,803,025)
                                                                                         ---------------

          (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                Instruction C.6):                                                       x         1/3300
                                                                                         ---------------

          (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:                 $     NO FEE DUE
                                                                                         ===============

Instruction:   Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the
               issuer's fiscal year.                   See Instruction C.3.

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  13.   Check  box if  fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                       [   ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                         N/A

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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

        By (Signature and Title) *     /s/ Ismail Gunes
                                       -------------------------------------------------------

                                       Ismail Gunes    Associate Treasurer
                                       -------------------------------------------------------

        Date:          July 24, 1997
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  * Please print the name and title of the signing officer below the signature.
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